Fair Value Measurements (Details) - Schedule of change in fair value of warrant liabilities related to private warrants - Private Placement [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of change in fair value of warrant liabilities related to private warrants [Line Items]
Warrant liability, beginning balance	$ 19,061
Change in fair value of warrant liability	(16,856)
Warrant liability, ending balance	$ 2,205